Shareholders' Equity	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Shareholders' Equity

NOTE 16: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:

1.	100% of the rights to profits are allocated to the ordinary shares.

2.	100% of the dissolution rights are allocated to the ordinary shares.

3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.

b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

1.	The Company’s 1999 Stock Incentive Plan (“1999 plan”) provides for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options were substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted may not exceed 2,100,000 and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four to five-year graded vesting term and expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments). As of March 31, 2014 and 2013, an aggregate of 1,000 and 25,500 options in respect of the 1999 plan were outstanding, respectively, and no further options in respect of the 1999 plan are available for future grants. The Company issues new shares to employees and directors exercising their stock options.

2.	A summary of the Company’s stock option activity and related information for the year ended March 31, 2014 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms (in years)	Aggregate intrinsic value
Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32
Exercised	(23,700)	$24.68—$68.51	$53.27
Forfeited	(800)	$55.03—$60.38	$57.04
Granted	—	$—	$—

Outstanding at March 31, 2014	1,000	$26.09	$26.09	0.59	$85

Exercisable at March 31, 2014	1,000	$26.09	$26.09	0.59	$85

Vested at March 31, 2014	1,000		$26.09	0.59	$85

There were 23,700, 291,555, 500, and 32,775 options exercised in the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011, respectively, with a total intrinsic value of approximately $557, $5,286, $12 and $378, respectively.

As of March 31, 2013, the compensation costs related to share-based compensation arrangements granted under the Company’s stock option plan was fully amortized. For the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011, the Company recognized $0, $8, $0, and $59, respectively, in share-based compensation expense.

d.

The number of options exercisable as of March 31, 2014 and 2013 were 1,000 and 25,500, respectively. The weighted-average exercise prices for the options exercisable as of March 31, 2014 and 2013 were $26.09 and $52.32, respectively.

e.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 17.c.

f.	Net income per share:

	Year ended March 31, 2014			Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$360,387	44,276,003	$8.14	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11
Effect of dilutive securities:
Stock options	—	3,121	—	—	37,508	—	—	112,578	—	—	85,943	—

Diluted EPS:	$360,387	44,279,124	$8.14	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11

g.	As of March 31, 2014, the accumulated other comprehensive income comprised of loss from foreign currency translation adjustments of ($22,997) and unrealized gain from available for sale securities of $100. As of March 31, 2013, the accumulated other comprehensive income comprised of gain from foreign currency translation adjustments of $16,594 and unrealized gain from available for sale securities of $150.